Note 17 - Acquisition of Business - Net Assets Acquired From Intell Enercare Solutions Inc. (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Jun. 06, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Goodwill	$ 300,673		$ 289,201
Intell Enercare Solutions Inc. [member]
Statement Line Items [Line Items]
Intangible assets		$ 877
Goodwill		9,644
Working capital		(302)
Deferred tax		(232)
Total consideration		9,987
Cash transferred		2,199
Liabilities incurred		7,788
Total consideration transferred, acquisition-date fair value		$ 9,987